Shareholders' Equity and Private Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY AND PRIVATE WARRANT LIABILITY

NOTE 9 — SHAREHOLDERS’ EQUITY AND PRIVATE WARRANT LIABILITY

The consolidated statements of changes in equity reflect the reverse recapitalization as of January 4, 2021, as discussed in Note 1. Since BankMobile was determined to be the accounting acquirer in the transaction, all periods prior to the consummation of the transaction reflect the balances and activity of BankMobile (other than shares which were retroactively restated in connection with the transaction).

Class A Common Stock

The Company is authorized to issue 1,000,000,000 shares of common stock, par value $0.0001 per share. At March 31, 2021, there were 12,200,378 shares of common stock issued and outstanding, which includes the 300,000 performance shares discussed below. Each holder of common stock is entitled to one vote for each share of common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of common stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all stockholders present in person or represented by proxy, voting together as a single class.

Performance Shares

The Company has 300,000 common shares, par value $0.0001 per share, issued and outstanding that are held in escrow, subject to release only if the vesting criteria occurs before the seventh anniversary of the closing date of the merger. If the vesting criteria has not occurred prior to the seventh anniversary of the closing date of the merger, the shares will be forfeited and cancelled. The vesting criteria means either (1) the volume weighted average price of the Company’s common stock on the principal exchange on which such securities are then listed or quoted shall have been at or above $15.00 for twenty (20) trading days (which need not be consecutive) over a thirty (30) trading day period; or (ii) the Company sells shares of its capital stock in a secondary offering for at least $15.00 per share, in each case subject to equitable adjustment for share splits, share dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of the Company’s common stock after the merger, and possible reduction for certain dividends granted to the Company’s common stock, or (2) the Company undergoes certain change in control or sales transactions.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Warrants

At March 31, 2021, there were 23,874,667 warrants to purchase our common stock outstanding, consisting of 16,928,889 public warrants and 6,945,778 private warrants. Each whole warrant entitles the registered holder to purchase one whole share of common stock at a price of $11.50 per share. The warrants will expire five years after the completion of the merger (January 4, 2026) or earlier upon redemption or liquidation and the Company has redemption rights if our common stock trades above $24.00 for 20 out of 30 days. The private warrants are identical to the public warrants except that the private warrants are non-redeemable and exercisable on a cashless basis so long as they are held by the sponsor and certain others. As of March 31, 2021, none of the Company’s outstanding Private or Public Warrants have been exercised.

The Private Warrants and the Public Warrants are treated differently for accounting purposes, as follows:

Private Warrants

In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity, the Private Warrants are accounted for as liabilities and will be marked-to-market each reporting period with the change recognized in earnings. In general, under the mark-to-market accounting model, as our stock price increases, the warrant liability increases, and we recognize additional expense in our income statement – with the opposite when our stock price declines. Accordingly, the periodic revaluation of the Private Warrants could result in significant volatility in our reported earnings. For the quarterly period ended March 31, 2021, we recognized $15.0 million of gain in our income statement. The gain is a mark-to-market accounting determination and is noncash. Additional information regarding the Private Warrants and their impact on our financial statements is provided below:

Opening Balance Sheet Impact: As of the date of our merger on January 4, 2021, the $30.8 million fair value of the private warrants was recorded as a warrant liability on our balance sheet in Liability for Private Warrants with a corresponding offset to Additional paid-in-capital within equity.

The fair value of the Private Warrants was estimated using a modified version of the Black-Scholes option pricing formula. We assumed a term for the Private Warrants equal to the contractual term from the merger date and then discounted the resulting value to the valuation date. Among the key inputs and assumptions we used in the pricing formula were: a term of 5 years; volatility of 20%; a dividend yield of zero; an underlying stock price of $11.65; a risk free interest rate of 0.85%; and a closing price of the Public Warrants of $2.00 per share.

Income Statement Impact: Subsequent to the close of the merger, any change in the fair value of the Private Warrants is recognized in our income statement below operating profit as “Change in fair value of warrant liabilities” with a corresponding amount recognized in the liability account on our balance sheet. The Private Warrant liability is presented in the account Liability for Private Warrants in the long-term liabilities section of our balance sheet. During the first quarter of 2021, we recorded a gain of $15.0 million on the revaluation of the Private Warrants.

Balance Sheet Impact: As noted above, the change in the balance of the warrant liability on our balance sheet is due to the fair value change of the underlying warrants. When warrants are exercised, the fair value of the liability will be reclassified to Additional paid-in capital within equity. The cash received for the exercise of warrants is reflected in cash and cash equivalents, and the corresponding offset is also in Additional paid-in-capital in equity.

Cash Flow Impact: The impact of the change in fair value of the Private Warrants has no impact on our cash flows as it is a noncash adjustment. The cash received for any future exercise of warrants will be recorded in cash flows from financing activities.

Shareholders’ Equity Impact: The impact to Additional paid-in-capital as of the opening balance sheet is highlighted above. Any future exercises of the Private Warrant warrants will result in a reduction of the Private Warrant liability on the balance sheet with a corresponding increase to Additional paid-in-capital.

Public Warrants

In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity, for accounting purposes the Public Warrants are treated as equity instruments. Accordingly, the Public Warrants are not marked-to-market each reporting period thus there is no impact to quarterly earnings. Any future exercises of the Public Warrants will be recorded as cash received and recorded in cash and cash equivalents, with a corresponding offset to Additional paid-in-capital in equity.

Dividend Policy

We have not paid any cash dividends on our common stock to date and do not intend to pay cash dividends prior to the completion of its initial business combination. The payment of cash dividends by the Company in the future will be dependent upon the Company’s revenues and earnings, if any, capital requirements and general financial condition. The payment of any dividends will be within the discretion of the board of directors of the Company. Further, the Company’s line of credit agreement with our lender prohibits the Company from issuing any dividends or making any distributions to shareholders.

Equity Incentive Plan

Our 2020 Equity Incentive Plan (the “Equity Incentive Plan”) provides for the grant of incentive stock options, or ISOs, nonstatutory stock options, or NSOs, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, and other forms of equity compensation, or collectively, stock awards, all of which may be granted to employees, including officers, non-employee directors and consultants of us and its affiliates. Additionally, the Equity Incentive Plan provides for the grant of performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to non-employee directors and consultants. Initially, the aggregate number of shares of Common Stock that may be issued pursuant to stock awards under the Equity Incentive Plan will not exceed 10% of the issued and outstanding shares of our common stock. Awards made under the Equity Incentive Plan as of March 31, 2021 have been immaterial.

Note 7 — Stockholders’ Equity

Common Stock

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. At December 31, 2020 and 2019, there were 0 and 1,507,575 (excluding 1,415,287 and 16,177,739 shares of Class A Common Stock subject to possible redemption) shares of Class A Common Stock issued and outstanding, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. Holders of Class B Common Stock are entitled to one vote for each share. As of December 31, 2020 and 2019, there were 4,232,222 shares of Class B Common Stock outstanding after giving effect to the forfeiture of 80,278 shares to the Company by the Sponsor for no consideration since the underwriters’ 45-day over-allotment option was not exercised in full, so that the Initial Stockholders collectively own 20% of the Company’s issued and outstanding Common Stock after the Initial Public Offering.

Holders of Class A Common Stock and Class B Common Stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B Common Stock were automatically converted into Class A common stock at the time of a Merger on a one-for-one basis.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Private Placement — In connection with the proposed merger between Megalith and BankMobile (the “Merger”), Megalith entered into subscription agreements (the “Subscription Agreements”) with the investors named therein (the “PIPE Investors”), pursuant to which the Company agreed to issue and sell to the PIPE Investors approximately $20,000,000 of Class A common stock immediately prior to closing of the Merger (the “PIPE Investment”). The PIPE Investment is conditioned on the concurrent closing of the merger and other customary closing conditions, as such was recorded as a liability at December 31, 2020. The proceeds from the PIPE Investment were placed in an escrow account and were used to fund a portion of the cash consideration for the Merger on January 4, 2021.

In connection with the Private Placement, the Sponsor, the Company, and a PIPE Investor entered into an agreement (“Agreement to Transfer Sponsor Securities”), pursuant to which the Sponsor will transfer 178,495 founder shares and 1,311,501 private placement warrants to the PIPE Investor, unless such transfer would trigger a warrant price adjustment under the warrant agreement. After the Closing until the PIPE Investor, its affiliates or managed funds collectively hold less than 15% of the issued and outstanding common stock of the Company.